Expected credit losses on financial assets and reconciliation of carrying amount (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Expected Credit Losses on Financial Assets and Reconciliation of carrying amount
It is presented below the reconciliation of gross carrying amount of financial assets through other comprehensive income and financial assets measured at amortized cost – that have their ECLs (Expected Credit Losses) measured using the three-stage model and the low credit risk simplification.

Stage 1	Balance at December 31, 2024	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2025

Financial assets at fair value through other comprehensive income
Securities	53,250,910	(11,027,561)	—	—	—	—	—	42,223,349
Financial assets amortized cost
Securities	2,850,108	4,585,816	(1,103)	(74,197)	—	—	—	7,360,624
Securities purchased under resale agreements	22,059,501	(4,993,837)	—	—	—	—	—	17,065,664
Loans and credit card operations	26,337,288	5,949,078	(1,302,940)	(538,578)	1,603,609	3,171	—	32,051,628
Total on-balance exposures	104,497,807	(5,486,504)	(1,304,043)	(612,775)	1,603,609	3,171	—	98,701,265
Off-balance exposures (credit card limits)	7,473,577	293,552	(518,677)	(12,458)	137,723	3	—	7,373,720
Total exposures	111,971,384	(5,192,952)	(1,822,720)	(625,233)	1,741,332	3,174	—	106,074,985

Stage 2	Balance at December 31, 2024	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2025

Financial assets amortized cost
Securities	—	—	—	—	1,103	—	—	1,103
Loans and credit card operations	2,910,045	(585,008)	(1,603,609)	(154,591)	1,302,940	458	—	1,870,235
Total on-balance exposures	2,910,045	(585,008)	(1,603,609)	(154,591)	1,304,043	458	—	1,871,338
Off-balance exposures (credit card limits)	394,416	(144,817)	(137,723)	(941)	518,677	2	—	629,614
Total exposures	3,304,461	(729,825)	(1,741,332)	(155,532)	1,822,720	460	—	2,500,952

Stage 3	Balance at December 31, 2024	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2025

Financial assets amortized cost
Securities	—	—	—	—	74,197	—	—	74,197
Securities purchased under resale agreements	—	—	—	—	—	—	—	—
Loans and credit card operations	401,211	(129,631)	(3,171)	(458)	538,578	154,591	(264,955)	696,165
Total on-balance exposures	401,211	(129,631)	(3,171)	(458)	612,775	154,591	(264,955)	770,362
Off-balance exposures (credit card limits)	5,558	(5,769)	(3)	(2)	12,458	941	—	13,183
Total exposures	406,769	(135,400)	(3,174)	(460)	625,233	155,532	(264,955)	783,545

Consolidated Stages	Balance at December 31, 2024	Purchases / (Settlements)	Write-Off	Closing balance December 31, 2025

Financial assets at fair value through other comprehensive income
Securities	53,250,910	(11,027,561)	—	42,223,349
Financial assets amortized cost
Securities	2,850,108	4,585,816	—	7,435,924
Securities purchased under resale agreements	22,059,501	(4,993,837)	—	17,065,664
Loans and credit card operations	29,648,544	5,234,439	(264,955)	34,618,028
Total on-balance exposures	107,809,063	(6,201,143)	(264,955)	101,342,965
Off-balance exposures (credit card limits)	7,873,551	142,966	—	8,016,517
Total exposures	115,682,614	(6,058,177)	(264,955)	109,359,482

Stage 1	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	43,693,837	9,557,073	—	—	—	—	—	53,250,910
Financial assets amortized cost
Securities	6,861,493	(4,011,385)	—	—	—	—	—	2,850,108
Securities purchased under resale agreements	14,891,781	7,167,720	—	—	—	—	—	22,059,501
Loans and credit card operations	26,447,368	1,597,545	(2,108,966)	(309,713)	710,801	253	—	26,337,288
Total on-balance exposures	91,894,479	14,310,953	(2,108,966)	(309,713)	710,801	253	—	104,497,807
Off-balance exposures (credit card limits)	8,323,897	(716,113)	(300,426)	(206)	166,424	1	—	7,473,577
Total exposures	100,218,376	13,594,840	(2,409,392)	(309,919)	877,225	254	—	111,971,384

Stage 2	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	2,202,931	(566,369)	(710,801)	(125,492)	2,108,966	810	—	2,910,045
Total on-balance exposures	2,202,931	(566,369)	(710,801)	(125,492)	2,108,966	810	—	2,910,045
Off-balance exposures (credit card limits)	583,270	(322,731)	(166,424)	(130)	300,426	5	—	394,416
Total exposures	2,786,201	(889,100)	(877,225)	(125,622)	2,409,392	815	—	3,304,461

Stage 3	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	231,590	(80,172)	(253)	(810)	309,713	125,492	(184,349)	401,211
Total on-balance exposures	231,590	(80,172)	(253)	(810)	309,713	125,492	(184,349)	401,211
Off-balance exposures (credit card limits)	5,540	(312)	(1)	(5)	206	130	—	5,558
Total exposures	237,130	(80,484)	(254)	(815)	309,919	125,622	(184,349)	406,769

Consolidated Stages	Balance at December 31, 2023	Purchases / (Settlements)	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	43,693,837	9,557,073	—	53,250,910
Financial assets amortized cost
Securities	6,861,493	(4,011,385)	—	2,850,108
Securities purchased under resale agreements	14,891,781	7,167,720	—	22,059,501
Loans and credit card operations	28,881,889	951,004	(184,349)	29,648,544
Total on-balance exposures	94,329,000	13,664,412	(184,349)	107,809,063
Off-balance exposures (credit card limits)	8,912,707	(1,039,156)	—	7,873,551
Total exposures	103,241,707	12,625,256	(184,349)	115,682,614
The following table presents the gross carrying amount of financial assets measured at amortized cost, which have their ECLs measured using the simplified approach:

Gross Carrying Amount	2025	2024

Securities trading and intermediation	6,446,868	6,635,969
Accounts receivable	1,489,842	854,828
Other financial assets	16,933,883	13,257,189
Total	24,870,593	20,747,986

Disclosure of Expected credit losses
The table below presents the changes in ECLs, measured according to the three-stage model, for assets classified as financial assets through other comprehensive income and financial assets measured at amortized cost in the period ended December 31, 2025 and December 31, 2024, segregated by stages:

Stage 1	Balance at December 31, 2024	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2025

Financial assets at fair value through other comprehensive income
Securities	15,622	(15,622)	—	—	—	—	—	—
Financial assets amortized cost
Securities	13,962	15,030	(17)	(12,250)	—	—	—	16,725
Securities purchased under resale agreements	2,364	201	—	—	—	—	—	2,565
Loans and credit card operations	79,029	317,847	(27,310)	(177,848)	7,117	72	—	198,907
Total on-balance exposures	110,977	317,456	(27,327)	(190,098)	7,117	72	—	218,197
Off-balance exposures (credit card limits)	11,264	(507)	(1,375)	(4,243)	202	—	—	5,341
Total exposures	122,241	316,949	(28,702)	(194,341)	7,319	72	—	223,538

Stage 2	Balance at December 31, 2024	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2025

Financial assets amortized cost
Securities	—	—	—	—	17	—	—	17
Loans and credit card operations	87,885	47,859	(7,117)	(110,526)	27,310	23	—	45,434
Total on-balance exposures	87,885	47,859	(7,117)	(110,526)	27,327	23	—	45,451
Off-balance exposures (credit card limits)	7,804	(7,707)	(202)	(60)	1,375	—	—	1,210
Total exposures	95,689	40,152	(7,319)	(110,586)	28,702	23	—	46,661

Stage 3	Balance at December 31, 2024	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2025

Financial assets amortized cost
Securities	—	—	—	—	12,250	—	—	12,250
Securities purchased under resale agreements	—	—	—	—	—	—	—	—
Loans and credit card operations	230,080	(32,647)	(72)	(23)	177,848	110,526	(264,955)	220,757
Total on-balance exposures	230,080	(32,647)	(72)	(23)	190,098	110,526	(264,955)	233,007
Off-balance exposures (credit card limits)	4,019	(4,028)	—	—	4,243	60	—	4,294
Total exposures	234,099	(36,675)	(72)	(23)	194,341	110,586	(264,955)	237,301

Consolidated Stages	Balance at December 31, 2024	Increase / (Reversal)	Write-Off	Closing balance December 31, 2025

Financial assets at fair value through other comprehensive income
Securities	15,622	(15,622)	—	—
Financial assets amortized cost
Securities	13,962	15,030	—	28,992
Securities purchased under resale agreements	2,364	201	—	2,565
Loans and credit card operations	396,994	333,059	(264,955)	465,098
Total on-balance exposures	428,942	332,668	(264,955)	496,655
Off-balance exposures (credit card limits)	23,087	(12,242)	—	10,845
Total exposures	452,029	320,426	(264,955)	507,500

Stage 1	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	12,199	3,423	—	—	—	—	—	15,622
Financial assets amortized cost
Securities	6,072	7,890	—	—	—	—	—	13,962
Securities purchased under resale agreements	2,803	(439)	—	—	—	—	—	2,364
Loans and credit card operations	54,845	227,395	(57,266)	(148,947)	2,872	130	—	79,029
Total on-balance exposures	75,919	238,269	(57,266)	(148,947)	2,872	130	—	110,977
Off-balance exposures (credit card limits)	8,162	8,349	(5,770)	(32)	555	—	—	11,264
Total exposures	84,081	246,618	(63,036)	(148,979)	3,427	130	—	122,241

Stage 2	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	74,696	76,541	(2,872)	(117,930)	57,266	184	—	87,885
Total on-balance exposures	74,696	76,541	(2,872)	(117,930)	57,266	184	—	87,885
Off-balance exposures (credit card limits)	6,203	(3,608)	(555)	(6)	5,770	—	—	7,804
Total exposures	80,899	72,933	(3,427)	(117,936)	63,036	184	—	95,689

Stage 3	Balance at December 31, 2023	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2024

Financial assets amortized cost
Loans and credit card operations	182,282	(34,416)	(130)	(184)	148,947	117,930	(184,349)	230,080
Total on-balance exposures	182,282	(34,416)	(130)	(184)	148,947	117,930	(184,349)	230,080
Off-balance exposures (credit card limits)	3,766	215	—	—	32	6	—	4,019
Total exposures	186,048	(34,201)	(130)	(184)	148,979	117,936	(184,349)	234,099

Consolidated Stages	Balance at December 31, 2023	Increase / (Reversal)	Write-Off	Closing balance December 31, 2024

Financial assets at fair value through other comprehensive income
Securities	12,199	3,423	—	15,622
Financial assets amortized cost
Securities	6,072	7,890	—	13,962
Securities purchased under resale agreements	2,803	(439)	—	2,364
Loans and credit card operations	311,823	269,520	(184,349)	396,994
Total on-balance exposures	332,897	280,394	(184,349)	428,942
Off-balance exposures (credit card limits)	18,131	4,956	—	23,087
Total exposures	351,028	285,350	(184,349)	452,029
The table below presents the ECLs for the financial assets measured according to simplified approach in the period ended December 31, 2025 and 2024:

Expected Credit Losses	2025	2024

Securities trading and intermediation	147,384	136,872
Accounts receivable	123,418	75,885
Other financial assets	20,891	24,192
Total	291,693	236,949

Disclosure of Expected credit loss segregated by product
The table below presents the expected credit losses for 2025 and 2024, segregated by products:

Expected Credit Losses	2025	2024

Financial assets at fair value through other comprehensive income	—	15,622
Securities	—	15,622
Financial assets amortized cost	788,348	650,269
Securities	28,992	13,962
Securities purchased under resale agreements	2,565	2,364
Loans and credit card operations	465,098	396,994
Securities trading and intermediation	147,384	136,872
Accounts receivable	123,418	75,885
Other financial assets	20,891	24,192
Total losses for exposures	788,348	665,891
Off-balance exposures (credit card limits)	10,845	23,087
Total exposures	799,193	688,978